Consolidated Statements of Operations - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenues	$ 703.7	$ 690.5
Operating costs and expenses:
Cost of revenues, excluding depreciation and amortization	390.5	390.5
Selling, general and administrative expenses	112.8	115.5
Depreciation and amortization	240.6	231.8
Restructuring, impairment, site closures and related costs	69.8
Transaction- related costs	5.2
Recovery of notes receivable from affiliate (Note 21)	0.0	(97.7)
Total operating costs and expenses	818.9	640.1
(Loss) income from operations	(115.2)	50.4
Interest expense, net	(164.9)	(169.4)
Other expenses, net	(0.1)	(0.3)
Change in fair value of the warrant liabilities	(25.5)	0.0
Loss from operations before income taxes	(305.7)	(119.3)
Income tax benefit (expense)	47.8	(3.5)
Net loss	$ (257.9)	$ (122.8)
Loss per Share
Basic (in dollars per share)	$ (1.94)	$ (1.06)
Diluted (in dollars per share)	$ (1.94)	$ (1.06)
Weighted average number of shares outstanding
Basic (in share)	133,126,171	115,745,455
Diluted (in share)	133,126,171	115,745,455